Fair value estimates	12 Months Ended
Dec. 31, 2021
Fair value estimates

14	Fair value estimates

Critical accounting estimates and judgments

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses judgment to select among a variety of methods and makes estimates and assumptions that are mainly based on market conditions existing at the end of each reporting period.

Although management has used its best judgment in estimating the fair value of its financial instruments, any technique for making said estimates and assumptions involves some level of inherent fragility.

(a)	Analysis

The main financial instruments and the estimates and assumptions made by the Company for their valuation are described below:

•	Cash and cash equivalents, financial investments, trade accounts receivables and other current assets – considering their nature, terms and maturity, the carrying amounts approximate their fair value.
•	Financial liabilities – these instruments are subject to the usual market interest rates. The fair value is based on the present value of expected future cash disbursements, at interest rates currently available for debt with similar maturities and terms and adjusted for the Company’s credit risk. Loans and financings are measured at amortized cost, except for certain contracts for which the Company has elected the fair value option.
•	Derivative financial instruments – the fair value is determined by calculating their present value through yield curves at the closing dates. The curves and prices used in the calculation for each group of instruments are developed based on data from Brazilian Securities, Commodities and Futures Exchange – B3, Central Bank of Brazil, LME and Bloomberg, interpolated between the available maturities. The main derivative financial instruments are:

•	Swap contracts – the present value of both the assets and liabilities are calculated through the discount of forecasted cash flows by the interest rate of the currency in which the swap is denominated. The difference between the present value of the assets and the liabilities generates its fair value.

•	Forward contracts – the present value is estimated by discounting the notional amount multiplied by the difference between the future price at the reference date and the contracted price. The future price is calculated using the convenience yield of the underlying asset. It is common to use Asian non-deliverable forwards for hedging non-ferrous metals positions. Asian contracts are derivatives in which the underlying is the average price of certain asset over a range of days.
•	Option contracts – the present value is estimated based on the Black and Scholes model, with assumptions that include the underlying asset price, strike price, volatility, time to maturity and interest rate. The underlying asset price is the average price of the foreign exchange rate in the fixing month.

(b)	Fair value by hierarchy

				2021
	Note	Level 1	Level 2	Total
Assets
Derivative financial instruments	16 (a)	-	16,394	16,394
Trade accounts receivables		-	146,205	146,205
Investments in equity instruments (i)		3,723	-	3,723
		3,723	162,599	166,322
Liabilities
Derivative financial instruments	16 (a)	-	22,925	22,925
Loans and financings designated at fair value (ii)		-	88,677	88,677
		-	111,602	111,602

				2020
	Note	Level 1	Level 2	Total
Assets
Derivative financial instruments	16 (a)	-	31,980	31,980
Trade accounts receivables		-	164,770	164,770
		-	196,750	196,750
Liabilities
Derivative financial instruments	16 (a)	-	26,874	26,874
Loans and financings designated at fair value (ii)		-	201,558	201,558
		-	228,432	228,432

(i)	The Level 1 fair value amount of the investments in equity instruments is determined using the share´s quotation as of the last day of the reporting period.
(ii)	As explained above, certain loans and financings are measured at fair value. The carrying amount of other financial instruments measured at amortized cost do not differ significantly from their fair value.

The Company discloses fair value measurements based on their level on the following fair value measurement hierarchy:

Level 1:

Quoted prices (unadjusted) in active markets for identical assets and liabilities traded in active markets at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the Company is the current bid price.

Level 2:

Financial instruments not traded in an active market for which fair value is determined using valuation techniques, when all of the significant inputs required to identify the fair value of an instrument are observable. Specific valuation techniques used to value financial instruments include:

•	Quoted market prices or dealer quotes for similar instruments are used where available;
•	The fair values of interest rate swaps are calculated at the present value of the estimated future cash flow based on observable yield curves; and
•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date, with the resulting value discounted to present value.

Other techniques, such as discounted cash flows analysis, are used to determine the fair value of the remaining financial instruments.

Level 3:

Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) are classified as Level 3. As of December 31, 2021, there were no financial assets and liabilities carried at fair value classified as Level 3.

Fair value estimates were assessed by the Company to evaluate the impacts of the COVID-19 and the only impact identified is related to the changes in the Company’s credit risk which affect the fair value of debts which are designated as fair value option. Refer to note 24.